Intangible Assets, Net and Goodwill - Future amortization expense of trademarks (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Intangible Assets, Net and Goodwill
Decrease in the multiple of EBITDA	4.80%
Change in basis points due to decrease in multiple of EBITDA	4.80
Decrease in the multiple of sales	2.40%
Change in basis points due to decrease in multiple of sales	2.40
Percentage of increasing in discount rate		1.20%
Change in basis points		1.20%
Change in basis points		1.60%
Decrease in long term growth rate		1.60%
Intangible assets, net and goodwill	$ 40,389,842	$ 41,123,587
Concessions
Intangible Assets, Net and Goodwill
Intangible assets, net and goodwill	15,166,067	15,166,067	$ 15,166,067
Intangible Assets with Finite Useful Lives
Intangible Assets, Net and Goodwill
Intangible assets, net and goodwill	11,285,949	12,019,694
Intangible Assets with Finite Useful Lives | Trademarks
Intangible Assets, Net and Goodwill
Intangible assets, net and goodwill	$ 48,314	$ 111,526
Estimated useful life (in years)				4 years
Intangible Assets with Finite Useful Lives | Concessions
Intangible Assets, Net and Goodwill
Amortization			110,701
Intangible Assets with Finite Useful Lives | Concessions | 2021
Intangible Assets, Net and Goodwill
Intangible assets, net and goodwill			$ 553,505